Intangible Asset, Net (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of March 31, 2020 and 2019, intangible assets consisted of the following:

	As of March 31,
	2020	2019

Distribution Channel	$320,000	$320,000
Less: Accumulated Amortization	(104,000)	(72,000)
	$216,000	$248,000

Schedule of Impaired Intangible Assets
	Weighted Average Amortization Period (Years)	March 31, 2018	Acquisitions	Impairment Charges	March 31, 2019	Acquisitions	Impairment Charges	March 31, 2020

Distribution Channel	10	$320,000	-	-	320,000	-	-	320,000